2. Reverse Stock Split	12 Months Ended
Dec. 31, 2014
Reverse Stock Split
Reverse Stock Split

On November 29, 2012, our Board executed a unanimous written consent authorizing and recommending that our stockholders approve a proposal to institute a one-for-sixty (1:60) reverse stock split. On the same day, holders of a majority of the voting power of all shares of our common and preferred stock entitled to vote, by written consent in lieu of a special meeting of our stockholders, approved the Board’s recommendation. The reverse split became effective February 15, 2013. All references to shares and per share information in these consolidated financial statements have been restated to give effect to the Reverse Split.